Deficit (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Deficit	$ (10,567.2)	$ (7,751.8)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(2,980.6)	(363.7)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit	8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit	12.1	12.1
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	$ (7,607.1)	$ (7,408.6)